Preferred Shares Series D (Details) - USD ($) $ / shares in Units, $ in Millions	May 06, 2020	Apr. 30, 2020	Mar. 23, 2020	Sep. 30, 2021	Sep. 08, 2021	Dec. 31, 2020	Sep. 30, 2020
Class of Stock [Line Items]
Preferred Shares, Shares Issued				1,000		9,355,778
Exercise Price of Warrants					$ 9.50
Warrant blocker, ownership not to exceed			5.00%
Preferred Shares, Outstanding				1,000		9,355,778
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	$ 0.65
Convertible Preferred Stock, Terms of Conversion	Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Preferred Shares, Shares Issued		1,694,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,694,000
Loans Receivable with Fixed Rates of Interest		$ 1.1
Exercise Price of Warrants		$ 0.92
Warrants and Rights Outstanding, Term		5 years
Warrant blocker, ownership not to exceed		5.00%
Convertible Preferred Stock, Shares Issued upon Conversion				909,000			785,000
Preferred shares exchanged				909,000			785,000
Preferred Shares, Outstanding				0